Commitments and Contingencies (Details Textual)	6 Months Ended				6 Months Ended
	Jun. 30, 2012 USD ($) Entity	Jun. 30, 2012 NOK	Dec. 31, 2010	Oct. 01, 2011 Scott Spirit [Member] USD ($)	Jun. 30, 2012 New Building Shuttle Tankers [Member] USD ($)	Jun. 30, 2011 New Building Shuttle Tankers [Member] USD ($) Vehicle
Commitments and Contingencies (Additional Textual) [Abstract]
Aggregate cost of newbuilding tankers						$ 446,000,000
Amount paid during the year					66,900,000
This payment is due within one year					55,800,000
This payment is due within two year					323,300,000
Term of time-charter-out contracts					10 years
Entity acquired ,Purchase price				116,000,000
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues				12,000,000
Number of New Building Tankers						4
Commitments and Contingencies (Textual) [Abstract]
Percentage of ownership by Noncontrolling Owners			33.00%
Number of Subsidiaries of entity named as Co-defendants in legal action	2	2
Claim sought for damages	36,000,000	213,000,000
Recognition of liability in accordance with court judgment	$ 12,800,000	76,000,000